Account Payables and Accrued Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current prepayments and current accrued income [abstract]
Trade and account payables	$ 18,849	$ 39,528
Value-added, goods and services and other taxes (other than income taxes)	831	2,559
Compensation	247	392
Contract liabilities under contracts with customers	6,388	769
Provision for guarantee	0	1,502
Account payables and accrued expenses	$ 26,315	$ 44,750